NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES (Detail) - Obligations Under Capital Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$ 21,688	$ 21,197
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	86,580	156,359
	108,268	177,556
Less: current portion	(108,268)	(94,377)	108,540
		$ 83,179